Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2020
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.           Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2020		2019		2018

Prepaid expenses	Ps.	59,033	Ps.	33,310	Ps.	27,296
Guarantee deposits		6,167		5,897		5,897
Others		1,375		3,535		7,068
	Ps.	66,575	Ps.	42,742	Ps.	40,261